Organization and Principal Activities (Details) - Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated - Predecessor [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Organization and Principal Activities (Details) - Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated [Line Items]
Cost of revenues	¥ 11,061	¥ 175,717
Sales and marketing expenses	39,578	295,221
Research and development expenses	31,324	87,516
General and administrative expenses	28,677	57,220
Total	110,640	615,674
Share Based Compensation [Member]
Organization and Principal Activities (Details) - Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated [Line Items]
Cost of revenues	10,984	6,277
Sales and marketing expenses	32,406	23,973
Research and development expenses	30,986	48,715
General and administrative expenses	26,612	22,865
Total	100,988	101,830
Others [Member]
Organization and Principal Activities (Details) - Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated [Line Items]
Cost of revenues	77	169,440
Sales and marketing expenses	7,172	271,248
Research and development expenses	338	38,801
General and administrative expenses	2,065	34,355
Total	¥ 9,652	¥ 513,844